Long-Term Debt (Narrative) (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended
	Jul. 01, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2014	Jul. 23, 2014
Long-term debt [Line Items]
Principal payment of Old Term Facilities	$ 120,000,000
Debt issuance costs		24,000,000	6,000,000	6,000,000	33,000,000
Loss on extinguishment of debt		(65,000,000)			(55,000,000)
Write-off of debt issuance costs		30,000,000
SvM [Member] | Interest rate swap agreements effective August 1, 2014 [Member]
Long-term debt [Line Items]
Number of agreements							2
Term of agreement		4 years
Notional amount							300,000,000
Weighted Average Fixed Rate (as a percent)							1.786%
SvM [Member] | Interest rate swap agreements effective March 1, 2015 [Member]
Long-term debt [Line Items]
Number of agreements		3
Term of agreement		41 months
Notional amount							400,000,000
Weighted Average Fixed Rate (as a percent)							1.927%
Fleet Agreement [Member]
Long-term debt [Line Items]
Variable rate basis		one-month LIBOR
Borrowing margin (as a percent)		2.45%
Senior Secured Term Loan Facility Maturing In 2021 [Member]
Long-term debt [Line Items]
Unamortized portion of premium received		18,000,000
Available cash used to repay debt	42,000,000
Senior Secured Term Loan Facility Maturing In 2021 [Member] | SvM [Member]
Long-term debt [Line Items]
Maximum borrowings	1,825,000,000
Senior Secured Term Loan Facility Maturing In 2017 (Tranche C)
Long-term debt [Line Items]
Unamortized portion of premium received				10,000,000
Old Term Facilities [Member]
Long-term debt [Line Items]
Available cash used to repay debt	24,000,000
Debt repaid in full		2,187,000,000
8% 2020 Notes [Member]
Long-term debt [Line Items]
Unamortized portion of premium received		(1,000,000)		(2,000,000)
Repayment of principal amount		100,000,000		100,000,000
Partial redemption	234,000,000					210,000,000
Interest rate (as a percent)		8.00%				8.00%
Pre-payment premium						17,000,000
Accrued interest						7,000,000
7% 2020 Notes [Member]
Long-term debt [Line Items]
Partial redemption	289,000,000					263,000,000
Interest rate (as a percent)		7.00%				7.00%
Pre-payment premium						18,000,000
Accrued interest						8,000,000
$300 million of the New Term Facilities [Member]
Long-term debt [Line Items]
Debt issuance costs	2,000,000
Original debt issue discount	18,000,000
$300 million of the New Term Facilities [Member] | SvM [Member]
Long-term debt [Line Items]
Maximum borrowings	300,000,000						300,000,000
Incremental borrowing margin (as a percent)							3.25%
$400 million of the New Term Facilities [Member] | SvM [Member]
Long-term debt [Line Items]
Maximum borrowings							$ 400,000,000
Incremental borrowing margin (as a percent)							3.25%